Intangible assets - Rollforward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	$ 5,687,000	$ 8,285,000
Additions to intangible assets	246,000
Amortization expense	(1,657,000)	(2,598,000)
Disposals	(512,000)	0
Intangible assets other than goodwill	3,764,000	5,687,000
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	60,409,000	60,409,000
Additions to intangible assets	246,000
Amortization expense	0	0
Disposals	(800,000)
Intangible assets other than goodwill	59,855,000	60,409,000
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(54,722,000)	(52,124,000)
Additions to intangible assets	0
Amortization expense	(1,657,000)	(2,598,000)
Disposals	288,000
Intangible assets other than goodwill	$ (56,091,000)	$ (54,722,000)